CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2020	May 29, 2020	Dec. 31, 2019	Dec. 31, 2018
CONSOLIDATED BALANCE SHEETS
Common stock, par value (in dollars per share)	$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	400,000,000		400,000,000	400,000,000
Common stock, shares issued (in shares)	50,160,042	50,160,042	3,095,650	2,758,689
Common stock, shares outstanding (in shares)	50,160,042	50,160,042	2,897,568	2,598,035